Geographic Information And Major Customers (Revenues by Geographical Areas from External Customers) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,964,000	$ 51,255,000	$ 53,627,000
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,815,000	9,528,000	30,137,000
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,163,000	9,214,000	1,817,000
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,607,000	12,396,000	6,368,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,170,000	16,612,000	11,756,000
Total Export [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,755,000	47,750,000	50,078,000
Domestic (Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,209,000	$ 3,505,000	$ 3,549,000